COMMON STOCK TO BE ISSUED (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Common stock to be issued current	$ 125,160	$ 41,197
First Amendment [Member]
Related Party Transaction [Line Items]
Issuance of common stock	800,000
April 2, 2024 Note [Member]
Related Party Transaction [Line Items]
Issuance of common stock	600,000
An Employee For Services [Member]
Related Party Transaction [Line Items]
Issuance of common stock	60,000
November 1, 2023 Note [Member]
Related Party Transaction [Line Items]
Issuance of common stock		500,000
Legal Services [Member]
Related Party Transaction [Line Items]
Issuance of common stock		350,000